SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Additional Information) (Details) (USD $)	3 Months Ended		12 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 10, 2011	Dec. 31, 2010	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Mar. 31, 2013 AEWS Engineering LLC [Member]	Dec. 31, 2012 AEWS Engineering LLC [Member]	Mar. 31, 2013 AEWS Engineering LLC [Member] Bjornulf White [Member]	Dec. 31, 2012 AEWS Engineering LLC [Member] Bjornulf White [Member]	Dec. 31, 2012 Customer Member 1 [Member]	Dec. 31, 2011 Customer Member 1 [Member]	Dec. 31, 2012 Customer Member 2 [Member]	Dec. 31, 2011 Customer Member 2 [Member]	Dec. 31, 2012 Supplier Member 1 [Member]	Dec. 31, 2011 Supplier Member 1 [Member]	Dec. 31, 2011 Supplier Member 2 [Member]	Mar. 31, 2013 AbTech Industries, Inc. [Member]	Dec. 31, 2012 AbTech Industries, Inc. [Member]	Dec. 31, 2011 AbTech Industries, Inc. [Member]	Feb. 10, 2011 AbTech Industries, Inc. [Member]	Feb. 13, 2007 AbTech Industries, Inc. [Member]	Mar. 31, 2013 AbTech Industries, Inc. [Member] Series Preferred Stock [Member]	Dec. 31, 2012 AbTech Industries, Inc. [Member] Series Preferred Stock [Member]	Dec. 31, 2012 Federal Deposit Insurance Corporation [Member]	Dec. 31, 2012 Abdh Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares authorized	300,000,000		300,000,000	300,000,000																			15,000,000	300,000,000
Common stock, par value	$ 0.001		$ 0.001	$ 0.001																			$ 0.01	$ 0.001
Preferred stock, shares authorized					5,000,000																		5,000,000
Preferred stock, par value																							$ 0.01
Common stock outstanding prior to the merge	64,807,343		64,638,372	47,160,435																10,000,000	10,000,000	10,000,000			46,000,000	46,000,000		10,000,000
Ownership interest									80.00%	80.00%	20.00%	20.00%
Operation of AEWS allocated to the company									100.00%	100.00%
Cash and cash equivalents	$ 1,230,259	$ 2,616,731	$ 2,543,898	$ 1,386,502		$ 4,123																					$ 2,095,058
Entity-Wide Revenue, Major Customer, Percentage			10.00%										20.00%	29.00%	14.00%	15.00%
Entity Wide Major Customer Percentage Of Accounts Recievable													0.00%	0.00%	0.00%	42.00%
Entity Wide Purchases Major Supplier Percentage			10.00%														37.00%	34.00%	41.00%
Accounts Payable			5,760
Amortization of Financing Costs			937,234	142,836
Percentage of prepayment amount required on orders			50.00%
Allowance for Doubtful Accounts Receivable			25,000	16,600
Advertising Revenue Cost			12,795	23,792
Antidilutive securities excluded from computation of earnings per share	26,567,107	35,931,405	27,366,867	31,667,254
Loss (gain) on change in fair value of warrant liability	0	(916,908)	(944,291)	242,052
Value of warrant liability reclassified to additional paid-in capital							$ 2,239,242	$ 0